CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (217,321)	$ (92,893)	$ (262,060)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	3,452	2,275	33,698
Issuance of warrants			26,540
Stock based compensation		6,558
Changes in assets and liabilities:
Decrease/(Increase) in Prepayment	(13,675)	(564)	(1,941)
Decrease/(Increase) in Deferred Charges	(524,080)	5,000	(25,000)
Decrease/(Increase) in Accounts Receivable	(53,557)	(64,241)	103,098
Decrease/(Increase) in Loan Receivable	1,574,654	(1,574,654)
(Decrease) Increase in Accounts Payable and Accrued Liabilities	208,244	3,620	11,633
(Decrease) Increase in Accrued Interest on Notes Payable	47,004	(243,171)	152,377
Decrease/(Increase) in Deposit	(9,735)	(19,425,347)
Machinery & Equipment written off		(9,790)
Non-Controlling Interest	19,966	(15,920)	(6,855)
NET CASH USED IN OPERATING ACTIVITIES	1,034,952	(21,409,127)	31,490
CASH FLOWS FROM INVESTING ACTIVITIES
(Purchase)/Sold of Machinery and Equipment	(20,518)	67,077	(409)
NET CASH USED IN INVESTING ACTIVITIES	(20,518)	67,077	(409)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance / (Cancellation) of Common Stock		(690)	64,870
Additional Paid-In Capital	327,844	20,931,112	847
Issuance (repayment) of Notes Payable, net	(101,299)	382,174	(86,138)
NET CASH PROVIDED BY FINANCING ACTIVITIES	226,545	21,312,596	(20,421)
Effect of exchange rate changes on cash and cash equivalents	4,663	3,410	3,462
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,245,642	(26,044)	14,122
Cash and cash equivalents, beginning of period	4,342	30,386	16,264
Cash and cash equivalents, end of period	1,249,984	4,342	30,386
SUPPLEMENTARY DISCLOSURE:
Income Tax Paid
Interest Paid	$ 13,175		$ 754